Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2023
Share-based Compensation [Abstract]
Summary of allocation of share-based compensation expenses
The table below sets forth the allocation of share-based compensation expenses:

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Cost of revenues	7,862	5,984	1,645
Sales and marketing expenses	10,521	12,669	6,071
Research and development expenses	33,775	30,578	8,020
General and administrative expenses	20,043	21,478	15,061

Total	72,201	70,709	30,797

Schedule of share-based payment award stock options valuation assumptions	The fair value of each option granted for the years ended December 31, 2021, 2022 and 2023 is estimated on the date of grant using the following assumptions:

	For the year ended December 31,
	2021	2022	2023
Expected volatility	52.40%-62.40%	74.30%-95.00%	96.30%
Expected dividends yield	0%	0%	0%
Risk-free interest rate	0.58%-0.87%	1.74%-2.70%	3.42%
Expected term (in years)	6	6	6
Fair value of underlying ordinary share (US$)	9.44-35.99	4.25-13.02	4.94-7.69

Schedule of share-based compensation stock options activities
The following table presents a summary of the Company’s option activities for the years ended December 31, 2021, 2022 and 2023:

	Number of options	Weighted average exercise price per share	Weighted average remaining contractual life	Aggregate intrinsic value
	(in thousands)	US$	Years	US$
Outstanding as of January 1, 2021	5,902	2.92	3.07	139,326
Granted	1,095	4.50
Exercised	(1,538)	2.45
Forfeited	(554)	3.75

Outstanding as of December 31, 2021	4,905	3.33	2.94	44,871

Granted	635	4.50
Exercised	(642)	2.40
Forfeited	(337)	3.90

Outstanding as of December 31, 2022	4,561	3.58	2.74	8,188

Granted	78	4.50
Exercised	(355)	3.48
Forfeited	(478)	4.27

Outstanding as of December 31, 2023	3,806	3.53	2.00	2,205

Vested and exercisable as of December 31, 2022	2,234	3.09	1.86	5,115
Vested and exercisable as of December 31, 2023	2,659	3.24	1.60	2,094

Schedule of share-based compensation stock RSUs Award Activities
The following table presents a summary of the Company’s RSUs award activities for the years ended December 31, 2023:

	Number of RSUs	Weighted average grant date fair value
	(in thousands)	US$
Outstanding as of January 1, 2023	—	—
Granted	411	5.96
Vested	(1)	4.06
Forfeited	(39)	5.97

Outstanding as of December 31, 2023	371	5.96